Common Stock, Preferred Stock and Warrants - Changes in warrants outstanding issued to non-employees of the Company (Details)	9 Months Ended
Jan. 31, 2021 USD ($) $ / shares shares
Balance at start of period
Number of warrants | shares
Weighted average exercise price
Weighted average grant date fair value
Value if exercised | $
Granted
Number of warrants | shares	1,074,998
Weighted average exercise price	$ 1.50
Weighted average grant date fair value	$ 4.17
Expiration Date	5 years
Value if exercised | $	$ 1,612,497
Exercised
Number of warrants | shares
Weighted average exercise price
Weighted average grant date fair value
Value if exercised | $
Cancelled/Expired
Number of warrants | shares
Weighted average exercise price
Weighted average grant date fair value
Value if exercised | $
Outstanding at end of period
Number of warrants | shares	1,074,998
Weighted average exercise price	$ 1.50
Weighted average grant date fair value	$ 4.17
Expiration Date	4 years 10 months 13 days
Value if exercised | $	$ 1,612,497